Notes to the unaudited interim condensed consolidated statement of financial position - Other (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Trade receivables, tax receivables and other current assets
Tax receivables	€ 3,083		€ 2,281
CIR receivable relating to prior period	2,300
CIR receivable relating to current period	800			$ 2.3
Increase (decrease) in prepaid expenses	(2,300)
Minimum cash covenant under Debt Financing Transaction	30,000
Increase in short-term deposit accounts	(63,800)
Prepaid expenses	1,660		3,952
Short-term deposit accounts	67,765		131,558
Current accrued income	862		1,575
Liquidity agreement - Cash	0		527
Societe Generale
Trade receivables, tax receivables and other current assets
Closure of short-term deposit account	63,100	$ 71.8
Opening of short-term deposit account	34,700	39.5
Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Closure of short-term deposit account	49,600	56.5
Opening of short-term deposit account	14,400	$ 16.4
Euro Member Countries, Euro | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			53,000
Euro Member Countries, Euro | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			43,000
United States of America, Dollars | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			22,500	26.5
United States of America, Dollars | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			12,400	$ 14.6
ATM
Trade receivables, tax receivables and other current assets
Prepaid expenses	€ 400		€ 1,300